Cover	Jan. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Entity File Number	1-8787
Entity Registrant Name	AMERICAN INTERNATIONAL GROUP, INC.
Entity Central Index Key	0000005272
Entity Tax Identification Number	13-2592361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1271 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	770-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par Value $2.50 Per Share
Title of 12(b) Security	Common Stock, Par Value $2.50 Per Share
Trading Symbol	AIG
Security Exchange Name	NYSE
4.875% Series A-3 Junior Subordinated Debentures
Title of 12(b) Security	4.875% Series A-3 Junior Subordinated Debentures
Trading Symbol	AIG 67EU
Security Exchange Name	NYSE
Stock Purchase Rights
Title of 12(b) Security	Stock Purchase Rights
Security Exchange Name	NYSE
Depositary Shares Each Representing a 1/1,000
Title of 12(b) Security	Depositary Shares Each Representing a 1/1,000
Trading Symbol	AIG PRA
Security Exchange Name	NYSE